SHARE BASED COMPENSATION (Details)			12 Months Ended
	Oct. 31, 2019 $ / shares shares	Jul. 01, 2017 shares	Dec. 31, 2019 $ / shares shares	Oct. 30, 2019 shares	Oct. 29, 2019 shares	Dec. 31, 2018 $ / shares shares	Oct. 19, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Stock split ratio	100
Shares authorized			0		100,000	100,000,000
Par value | $ / shares			$ 0.01			$ 0.01
CRS Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share purchased			214,000
Share Price | $ / shares			$ 3.27
Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	70,000,000		70,000,000	700,000	71,369	0
Par value | $ / shares	$ 0.01		$ 0.01			$ 0.01
Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	30,000,000		30,000,000	300,000	28,631	0
Par value | $ / shares			$ 0.01			$ 0.01
Two Thousand Nineteen Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants		1,190,000					1,866,600
Additional shares authorized for option grants		860,000
Options | Two Thousand Nineteen Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants	1,105,300